OTHER CURRENT AND NON-CURRENT ASSETS - Noncurrent (Details) - CAD ($) $ in Thousands	Sep. 30, 2021	Mar. 31, 2021
OTHER CURRENT AND NON-CURRENT ASSETS
Customer acquisition costs	$ 31,283	$ 27,318
Other long-term assets	10,223	7,944
Other non-current assets	$ 41,506	$ 35,262